Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges	$ (468)	$ (323)	$ (171)
Acquisition costs business combinations	(155)	(448)	(55)
Exceptional net finance cost	(693)	(3,356)
Exceptional income tax income	830
Non-controlling interest on the exceptional items	526	13
Business and asset disposal	(39)	$ 377	$ 524
US tax reform [member]
Disclosure of Exceptional Items [line items]
Exceptional income tax income	$ 1,800